SHARE BASED COMPENSATION AND BENEFIT PLANS (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)							200,000
Total compensation cost not yet recognized							$ 2,200
Total compensation cost not yet recognized, period for recognition							2 years 4 months 24 days
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)					296,422	261,981	261,981
Granted (in shares)							147,160
Vested (in shares)							(107,795)
Forfeited (in shares)							(4,924)
Outstanding, ending balance (in shares)							296,422	261,981
Weighted-Average Grant Date Fair Value [Roll Forward]
Outstanding, beginning balance (in dollars per share)					$ 14.52	$ 11.29	$ 11.29
Granted (in dollars per share)							15.39
Vested (in dollars per share)							7.92
Forfeited (in dollars per share)							13.24
Outstanding, ending balance (in dollars per share)							$ 14.52	$ 11.29
Information regarding options exercised [Abstract]
Intrinsic value	$ 39		$ 9		$ 513	$ 186	$ 254	$ 444	$ 321
Cash proceeds received	18		5		117	64	85	137	96
Tax benefit realized	$ 14		$ 3		$ 180	65	$ 89	$ 155	$ 112
Maximum matching contribution, percent							6.00%
Employee matching contribution, percentage							50.00%	50.00%	100.00%
Maximum contribution of employees' eligible wages							6.00%	4.00%	2.00%
Employee stock ownership plan (ESOP), contributions							2.00%	2.00%	2.00%
401(k) and employee stock ownership plans amount expensed							$ 1,400	$ 1,200	$ 1,000
Performance-based compensation expense							6,200	5,700	4,200
Health care and life insurance expense							3,500	3,600	3,900
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)					500,000
Long-term incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units issued to executive officers (in shares)	0	0	0	0
Total compensation expense (recovery) recognized	$ 400		$ 300		$ 1,200	1,100	1,500	1,400	1,000
Tax benefit relating to compensation expense recognized	$ 100		100		$ 400	$ 400	$ 500	$ 500	$ 400
Stock Options [Member]
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)					211,018	235,596	235,596
Granted (in shares)					0		0
Exercised (in shares)					(28,963)		(21,614)
Forfeited (in shares)					0		(664)
Expired (in shares)					0		(2,300)
Outstanding, ending balance (in shares)	182,055				182,055		211,018	235,596
Vested and expected to vest, period end (in shares)	182,055				182,055		211,018
Exercisable, period end (in shares)	182,055				182,055		211,018
Average Exercise Price [Roll Forward]
Outstanding, beginning balance (in dollars per share)					$ 5.05	$ 4.94	$ 4.94
Exercised (in dollars per share)					4.03		3.93
Forfeited (in dollars per share)							6.42
Expired (in dollars per share)							3.54
Outstanding, ending balance (in dollars per share)	$ 5.21				5.21		5.05	$ 4.94
Vested and expected to vest, period end (in dollars per share)	5.21				5.21		5.05
Exercisable, period end (in dollars per share)	$ 5.21				$ 5.21		$ 5.05
Weighted-Average Remaining Contractual Term (Years) [Abstract]
Outstanding, Weighted-Average Remaining Contractual Term					4 years 4 months 24 days		5 years 1 month 2 days
Vested and Expected to Vest, Weighted-Average Remaining Contractual Term					4 years 4 months 24 days		5 years 1 month 2 days
Exercisable, Weighted-Average Remaining Contractual Term					4 years 4 months 24 days		5 years 1 month 2 days
Aggregate Intrinsic Value [Abstract]
Outstanding, Aggregate Intrinsic Value	$ 3,175				$ 3,175		$ 3,514
Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	3,175				3,175		3,514
Exercisable, Aggregate Intrinsic Value	3,175				$ 3,175		$ 3,514
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issues as retainer fees (in shares)					6,000	6,000	10,000	10,000	10,000
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units issued to executive officers (in shares)							100,000	70,000	70,000
Vesting period								3 years	3 years
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Executive Officers [Member] | Restricted Stock [Member] | Long-term incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							4 years
Executive Officers [Member] | Performance Stock Units [Member] | Long-term incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units issued to executive officers (in shares)							50,000	30,000	30,000
Vesting period								3 years	3 years
Executive Officers [Member] | Performance Stock Units [Member] | Long-term incentive plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Executive Officers [Member] | Performance Stock Units [Member] | Long-term incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							5 years
Senior Officers [Member] | Stock Options [Member] | Long-term incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)							200,000
Total compensation expense (recovery) recognized	50		30		$ 120	$ 90	$ 100	$ 100	$ 200
Tax benefit relating to compensation expense recognized	$ 20		$ 10		$ 40	$ 30	$ 40	$ 30	$ 100
Non-Employee Directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares approved for grant (in shares)					200,000